Unusual Whales Subversive Democratic Trading ETF

Schedule of Investments

December 31, 2024 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Aerospace & Defense - 0.1%
General Dynamics Corp.	657	$173,113

Agriculture - 2.8%
Altria Group, Inc.	7,205	376,749
Philip Morris International, Inc.	43,179	5,196,593
		5,573,342

Apparel - 0.1%
NIKE, Inc. - Class B	3,050	230,794

Auto Manufacturers - 0.9%
Ford Motor Co.	36,884	365,152
Tesla, Inc. (a)	3,793	1,531,765
		1,896,917

Banks - 2.2%
Bank of America Corp.	10,299	452,641
Bank of New York Mellon Corp.	4,342	333,596
Citigroup, Inc.	6,574	462,744
Fifth Third Bancorp	5,208	220,194
First Horizon Corp.	10,668	214,854
Huntington Bancshares, Inc.	12,438	202,366
JPMorgan Chase & Co.	1,736	416,137
Morgan Stanley	8,445	1,061,705
PNC Financial Services Group, Inc.	1,100	212,135
Wells Fargo & Co.	12,018	844,144
		4,420,516

Beverages - 0.5%
Coca-Cola Co.	9,296	578,769
PepsiCo, Inc.	2,197	334,076
		912,845

Biotechnology - 0.5%
Amgen, Inc.	1,736	452,471
Corteva, Inc.	3,906	222,486
Regeneron Pharmaceuticals, Inc. (a)	219	156,000
Vertex Pharmaceuticals, Inc. (a)	671	270,212
		1,101,169

Building Materials - 2.6%
Mohawk Industries, Inc. (a)	3,273	389,912
Trane Technologies PLC	872	322,073
Vulcan Materials Co.	17,899	4,604,160
		5,316,145

Chemicals - 0.6%
Air Products and Chemicals, Inc.	659	191,136
DuPont de Nemours, Inc.	5,478	417,698
Ecolab, Inc.	868	203,390
Linde PLC	436	182,540
PPG Industries, Inc.	1,523	181,922
		1,176,686

Commercial Services - 1.8%
API Group Corp. (a)	48,091	1,729,833
Automatic Data Processing, Inc.	651	190,567
Cintas Corp.	868	158,584
Quanta Services, Inc.	1,085	342,914
United Rentals, Inc.	1,753	1,234,884
		3,656,782

Computers - 8.6%
Accenture PLC - Class A	4,926	1,732,918
Apple, Inc.	36,067	9,031,898
Crowdstrike Holdings, Inc. - Class A (a)	11,983	4,100,103
Dell Technologies, Inc. - Class C	3,921	451,856
Gartner, Inc. (a)	868	420,520
Hewlett Packard Enterprise Co.	8,497	181,411
HP, Inc.	6,550	213,726
International Business Machines Corp.	4,040	888,113
Seagate Technology Holdings PLC	3,602	310,889
		17,331,434

Cosmetics & Personal Care - 0.5%
Colgate-Palmolive Co.	4,138	376,186
Procter & Gamble Co.	3,780	633,717
		1,009,903

Distribution & Wholesale - 0.1%
Copart, Inc. (a)	3,050	175,040

Diversified Financial Services - 4.5%
Ally Financial, Inc.	3,698	133,165
American Express Co.	21,488	6,377,424
Ameriprise Financial, Inc.	434	231,075
Blackrock, Inc.	447	458,224
Capital One Financial Corp.	1,519	270,868
Charles Schwab Corp.	5,044	373,306
Discover Financial Services	2,171	376,082
Mastercard, Inc. - Class A	674	354,908
Visa, Inc. - Class A	1,753	554,018
		9,129,070

Electric - 0.1%
Dominion Energy, Inc.	3,043	163,896

Electrical Components & Equipment - 0.3%
AMETEK, Inc.	1,088	196,123
Eaton Corp. PLC	654	217,043
Emerson Electric Co.	1,302	161,357
		574,523

Electronics - 0.2%
Sensata Technologies Holding PLC	14,418	395,053

Entertainment - 0.2%
Marriott Vacations Worldwide Corp.	1,744	156,611
Penn Entertainment, Inc. (a)	16,626	329,528
		486,139

Environmental Control - 0.1%
Republic Services, Inc.	868	174,624

Food - 0.3%
Mondelez International, Inc. - Class A	2,612	156,015
Sysco Corp.	5,495	420,147
		576,162

Food Service - 0.5%
Aramark	25,470	950,286

Forest Products & Paper - 0.0%(b)
Magnera Corp. (a)	21	382

Healthcare-Products - 4.8%
Abbott Laboratories	20,127	2,276,565
Artivion, Inc. (a)	175,372	5,013,886

Baxter International, Inc.	7,257	211,614
Boston Scientific Corp. (a)	2,174	194,182
Intuitive Surgical, Inc. (a)	448	233,838
Medtronic PLC	4,130	329,904
Stryker Corp.	663	238,713
Tactile Systems Technology, Inc. (a)	56,882	974,389
Zimmer Biomet Holdings, Inc.	3,040	321,115
		9,794,206

Healthcare-Services - 0.6%
Cigna Group	1,087	300,164
HCA Healthcare, Inc.	1,749	524,963
UnitedHealth Group, Inc.	662	334,879
		1,160,006

Home Builders - 1.9%
DR Horton, Inc.	26,883	3,758,781

Insurance - 1.1%
Aflac, Inc.	1,953	202,018
Allstate Corp.	1,971	379,989
Arthur J Gallagher & Co.	651	184,786
Marsh & McLennan Cos., Inc.	1,755	372,780
Progressive Corp.	3,595	861,398
Prudential Financial, Inc.	1,749	207,309
		2,208,280

Internet - 15.3%
Alphabet, Inc. - Class C	42,457	8,085,511
Amazon.com, Inc. (a)	48,020	10,535,108
Meta Platforms, Inc. - Class A	8,960	5,246,169
Netflix, Inc. (a)	6,425	5,726,731
Palo Alto Networks, Inc. (a)	1,346	244,918
Pinterest, Inc. - Class A (a)	34,518	1,001,022
Uber Technologies, Inc. (a)	2,640	159,245
		30,998,704

Leisure Time - 0.1%
Topgolf Callaway Brands Corp. (a)	24,898	195,698

Lodging - 0.3%
Marriott International, Inc. - Class A	1,971	549,791
MGM Resorts International (a)	4,136	143,312
		693,103

Machinery-Construction & Mining - 0.5%
Caterpillar, Inc.	664	240,873
Oshkosh Corp.	3,887	369,537
Vertiv Holdings Co. - Class A	3,038	345,147
		955,557

Machinery-Diversified - 0.1%
Deere & Co.	435	184,310

Media - 2.0%
Comcast Corp. - Class A	7,862	295,061
Liberty Media Corp.-Liberty Formula One - Class C (a)	5,047	467,655
Walt Disney Co.	28,903	3,218,349
		3,981,065

Miscellaneous Manufacturing - 0.5%
3M Co.	1,302	168,075
Illinois Tool Works, Inc.	873	221,358
Parker-Hannifin Corp.	1,109	705,357
		1,094,790

Oil & Gas Services - 0.1%
ChampionX Corp.	6,333	172,194

Packaging & Containers - 0.5%
Ball Corp.	9,762	538,179
Berry Global Group, Inc.	5,915	382,523
		920,702

Pharmaceuticals - 4.6%
AbbVie, Inc.	3,092	549,448
CVS Health Corp.	20,936	939,817
Elanco Animal Health, Inc. (a)	29,287	354,666
Eli Lilly & Co.	5,896	4,551,712
Johnson & Johnson	14,707	2,126,926
Merck & Co., Inc.	3,533	351,463
Novartis AG - ADR	1,958	190,533
Pfizer, Inc.	12,340	327,380
		9,391,945

Private Equity - 0.9%
Blackstone, Inc.	2,388	411,739
KKR & Co., Inc.	9,500	1,405,145
		1,816,884

Retail - 5.7%
Bath & Body Works, Inc.	7,659	296,939
CarMax, Inc. (a)	4,776	390,486
Costco Wholesale Corp.	6,453	5,912,690
Dollar Tree, Inc. (a)	1,520	113,909
Domino's Pizza, Inc.	900	377,784
Home Depot, Inc.	2,049	797,041
Lowe's Cos., Inc.	1,350	333,180
McDonald's Corp.	944	273,656
Restaurant Brands International, Inc.	3,038	198,017
Ross Stores, Inc.	1,094	165,489
Starbucks Corp.	6,369	581,171
Sweetgreen, Inc. - Class A (a)	22,006	705,512
Target Corp.	2,453	331,597
TJX Cos., Inc.	3,053	368,833
Walmart, Inc.	7,227	652,960
		11,499,264

Semiconductors - 14.8%
Advanced Micro Devices, Inc. (a)	2,196	265,255
Applied Materials, Inc.	23,786	3,868,317
ASML Holding NV	133	92,180
Intel Corp.	18,368	368,278
KLA Corp.	224	141,147
Lam Research Corp.	6,894	497,954
Microchip Technology, Inc.	5,478	314,163
Micron Technology, Inc.	6,783	570,857
NVIDIA Corp.	171,831	23,075,185
NXP Semiconductors NV	655	136,142
ON Semiconductor Corp. (a)	2,387	150,500
QUALCOMM, Inc.	1,534	235,653
Texas Instruments, Inc.	1,529	286,703
		30,002,334

Software - 16.3%
Broadridge Financial Solutions, Inc.	876	198,055
Intuit, Inc.	662	416,067
Microsoft Corp.	38,030	16,029,645
Oracle Corp.	1,085	180,804
Roper Technologies, Inc.	434	225,615
Salesforce, Inc.	29,747	9,945,314
ServiceNow, Inc. (a)	1,997	2,117,060
SS&C Technologies Holdings, Inc.	50,090	3,795,820
		32,908,380

Telecommunications - 1.2%
Arista Networks, Inc. (a)	3,472	383,760
Cisco Systems, Inc.	9,916	587,027
Corning, Inc.	6,984	331,880
Infinera Corp. (a)	25,742	169,125
Motorola Solutions, Inc.	437	201,995
T-Mobile US, Inc.	2,395	528,648
Verizon Communications, Inc.	8,091	323,559
		2,525,994

Transportation - 0.3%
Old Dominion Freight Line, Inc.	868	153,115
Union Pacific Corp.	874	199,307
United Parcel Service, Inc. - Class B	2,623	330,760
		683,182
TOTAL COMMON STOCKS (Cost $180,383,715)		200,370,200

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
First American Government Obligations Fund - Class X, 4.41% (c)	2,031,796	2,031,796
TOTAL SHORT-TERM INVESTMENTS (Cost $2,031,796)		2,031,796

TOTAL INVESTMENTS - 100.1% (Cost $182,415,511)		202,401,996
Liabilities in Excess of Other Assets - (0.1)%		(141,958)
TOTAL NET ASSETS - 100.0%		$202,260,038

Percentages are stated as a percent of net assets.             –%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Unusual Whales Subversive Democratic Trading ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$200,370,200	$—	$—	$200,370,200
Money Market Funds	2,031,796	—	—	2,031,796
Total Investments	$202,401,996	$—	$—	$202,401,996

Refer to the Schedule of Investments for further disaggregation of investment categories.